1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 +1 202 261 3333 Fax www.dechert.com

1900 K Street, N.W.
Washington, DC  20006+1  202  261  3300  +1  202  261  3333  Faxwww.dechert.com

April 14, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Investments Post-Effective Amendment No. 158 to Registration Statement on Form N-1A (File Nos. 033-37459 and 811-06200)

Ladies and Gentlemen:

Our client, Schwab Investments (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 158 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 162 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of adding Schwab High Yield Municipal Bond Fund (the “New Fund”) as a new series of the Trust in connection with the proposed reorganization of the Wasmer Schroeder High Yield Municipal Fund, a series of Advisors Series Trust, a Delaware statutory trust, into the New Fund.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-material disclosure that may be required to complete the Registration Statement and file the appropriate exhibits.

No fee is required in connection with this filing.  Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen